INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current tax	$ 512	$ 236	$ 243
Hong Kong [Member]
Current tax	156	103	143
China [Member]
Current tax	$ 356	$ 133	$ 100